Finance and Other Income	12 Months Ended
Dec. 31, 2023
Finance and other income [abstract]
Finance and Other Income
20.
FINANCE AND OTHER INCOME (EXPENSES)

The following table summarizes the Company’s finance and other income:

	For the year ended December 31,
	2023	2022	2021
	$	$	$
Interest earned on cash deposits	2,945	-	-
Other	78	(338)	(2)
	3,023	(338)	(2)